Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Schedule of divided into registered book-entry shares with no par value

	Thousand of shares
	2023			2022
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	124,804	150,621	275,425	120,850	146,392	267,242
Foreign residents	3,693,891	3,529,215	7,223,106	3,697,845	3,533,444	7,231,289
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(27,193)	(27,193)	(54,386)	(31,162)	(31,162)	(62,324)
Total outstanding	3,791,502	3,652,643	7,444,145	3,787,533	3,648,674	7,436,207

	Thousand of shares
				2021
				Common	Preferred	Total
Brazilian residents				109,718	135,345	245,063
Foreign residents				3,708,977	3,544,491	7,253,468
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(15,755)	(15,755)	(31,510)
Total outstanding				3,802,940	3,664,081	7,467,021

Schedule of distribution of dividends and interest on equity

	2023
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Interest on Capital (1)(5)	1,700,000	217.92	239.71	457.63	185.23	203.75	388.98
Interest on Capital (2)(5)	1,500,000	192.03	211.23	403.26	163.22	179.55	342.77
Interest on Capital (3)(5)	1,500,000	192.07	211.28	403.35	163.26	179.58	342.84
Interest on Capital (4)(5)	1,120,000	143.42	157.76	301.18	121.91	134.10	256.00
Dividends (4)(5)	380,000	48.66	53.53	102.19	48.66	53.53	102.19
Total	6,200,000
(1)	Approved by the Board of Directors on January 19, 2023, paid on March 6, 2023, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on April 13, 2023, paid on May 15, 2023, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on July 13, 2023, paid on August 16, 2023, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on October 10, 2023, paid on November 10, 2023, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2023.

	2022
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Dividends (1)(5)	1,300,000	165.95	182.55	348.50	165.95	182.55	348.50
Interest on Capital (1) (6)	1,700,000	217.02	238.72	455.73	184.46	202.91	387.37
Dividends (2)(6)	700,000	89.45	98.40	187.85	89.45	98.40	187.85
Interest on Capital (2) (6)	1,000,000	127.79	140.57	268.36	108.62	119.48	228.10
Interest on Capital (3) (6)	1,700,000	217.75	239.52	457.27	185.09	203.59	388.68
Dividends (4)(6)	820,000	105.02	115.53	220.55	105.02	115.53	220.55
Interest on Capital (4) (6)	880,000	112.71	123.98	236.69	95.80	105.38	201.19
Total	8,100,000
(1)	Approved by the Board of Directors on February 1, 2022, paid on March 4, 2022, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on April 14, 2022, paid on May 16, 2022, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on August 5, 2022, paid on September 6, 2022, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on October 13, 2022, paid on November 22, 2022, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2021.
(6)	These will be fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2022

	2021
		Reais per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Dividends (1)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (2) (5)	3,400,000	434.04	477.45	911.49	368.94	405.83	774.77
Dividends (3)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (4) (5)	249,000	31.79	34.97	66.75	27.02	29.72	56.74
Total	9,649,000
(1)	Approved by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on December 28, 2021, to be paid starting from February 3, 2022, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2021.

Schedule of treasury shares

	2023	2022	2021
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	31,161	15,755	18,829
Shares Acquisitions	1,272	20,297	91
Payment - Share-based compensation	(5,241)	(4,891)	(3,165)
Treasury shares at end of the period	27,192	31,161	15,755
Balance of Treasury Shares in thousand of reais	R$ 1,105,013	R$ 1,217,545	R$ 711,268
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 1,771
Balance of Treasury Shares in thousands of reais	R$ 1,106,784	R$ 1,219,316	R$ 713,039

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$27.62	R$27.73	R$33.86
Maximum cost (1)	R$49.55	R$49.55	R$49.55
Share Price	R$31.00	R$28.19	R$29.98
(1)	Since the beginning of trading on the stock exchange.

Additionally, for the fiscal year ended December 31, 2023, trading of treasury shares resulted in a gain of R$27,921 (2022 – gain of R$68,895 and 2020 – loss of R$40,820), which was directly recognized in equity under capital reserves.